Business Acquisitions - Additional Information (Detail) - Aggregated individually immaterial business combinations [member] $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Provisions	$ 1.0
Provision for claims outstanding	8.5
Gross revenue earned	83.5
Gross revenue if combination occurred at beginning of period	$ 4,844.8